N-2 - USD ($)				3 Months Ended																12 Months Ended
		Dec. 22, 2022	Oct. 31, 2022	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Cover [Abstract]
Entity Central Index Key		0001285650
Amendment Flag		false
Document Type		N-CSR
Entity Registrant Name		Calamos Global Total Return Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

SHAREHOLDER TRANSACTION EXPENSES
Sales Load (as a percentage of offering price)	—	(1)
Offering Expenses Borne by the Fund (as a percentage of offering price)	—	(1)
Dividend Reinvestment Plan Fees (per sales transaction fee)(2)	$15.00

Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees		$ 15.00
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[1]
Annual Expenses [Table Text Block]

ANNUAL EXPENSES	PERCENTAGE OF AVERAGE NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS
Management Fee(3)	1.50%
Interest Payments on Borrowed Funds~~(4)~~	0.44%
Preferred Stock Dividend Payments(5)	0.56%
Other Expenses(6)	0.36%
Total Annual Expenses	2.86%

Management Fees [Percent]	[2]	1.50%
Interest Expenses on Borrowings [Percent]	[3]	0.44%
Dividend Expenses on Preferred Shares [Percent]	[4]	0.56%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[5]	0.36%
Total Annual Expenses [Percent]		2.86%
Expense Example [Table Text Block]

The following example illustrates the expenses that common shareholders would pay on a $1,000 investment in common shares, assuming (1) total annual expenses of 2.86% of net assets attributable to common shareholders; (2) a 5% annual return; and (3) all distributions are reinvested at net asset value:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Total Expenses Paid by Common Shareholders(7)	$29	$89	$152	$320

Expense Example, Year 01	[6]	$ 29
Expense Example, Years 1 to 3	[6]	89
Expense Example, Years 1 to 5	[6]	152
Expense Example, Years 1 to 10	[6]	$ 320
Purpose of Fee Table , Note [Text Block]

The following table and example contain information about the costs and expenses that common shareholders will bear directly or indirectly. In accordance with Commission requirements, the table below shows our expenses, including interest payments on borrowed funds, and preferred stock dividend payments, as a percentage of our average net assets as of October 31, 2022, and not as a percentage of gross assets or managed assets.

By showing expenses as a percentage of average net assets, expenses are not expressed as a percentage of all of the assets we invest. The table and example are based on our capital structure as of October 31, 2022. As of October 31, 2022, the Fund had utilized $26 million of the $55 million available under the SSB Agreement ($3 million in borrowings outstanding, and $23 million in structural leverage consisting of collateral received from SSB in connection with securities on loan), representing 19.0% of the Fund’s managed assets as of that date, and had $17 million in MRPS outstanding, representing 12.4% of the Fund’s managed assets. Combined, the borrowings under the SSB Agreement and the outstanding MRPS represented 31.3% of the Fund’s managed assets.

Other Expenses, Note [Text Block]		“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
Management Fee not based on Net Assets, Note [Text Block]		The Fund pays Calamos an annual management fee, payable monthly in arrears, for its investment management services in an amount equal to 1.00% of the Fund’s average weekly managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets attributable to common shareholders. By showing the management fee as a percentage of net assets, the management fee is not expressed as a percentage of all of the assets the Fund intends to invest. For purposes of the table, the management fee has been converted to 1.50% of the Fund’s average weekly net assets as of October 31, 2022 by dividing the total dollar amount of the management fee by the Fund’s average weekly net assets (managed assets less outstanding leverage).
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

FISCAL YEAR ENDED	TOTAL AMOUNT OUTSTANDING	ASSET COVERAGE	LIQUIDATING PREFERENCE PER PREFERRED SHARE(c)	AVERAGE MARKET VALUE PER PREFERRED SHARE	TYPE OF SENIOR SECURITY
October 31, 2022	$ 26,000,000	$5,276(a)	—	—	Loan
October 31, 2022	$ 17,000,000	202(b)	25	25(d)	MRPS
October 31, 2021	$ 50,500,000	4,281(a)	—	—	Loan
October 31, 2021	$ 17,000,000	318(b)	25	25(d)	MRPS
October 31, 2020	$ 37,000,000	4,213(a)	—	—	Loan
October 31, 2020	$ 12,000,000	325(b)	25	25(d)	MRPS
October 31, 2019	$ 38,300,000	3,938(a)	—	—	Loan
October 31, 2019	$ 12,000,000	314(b)	25	25(d)	MRPS
October 31, 2018	$ 43,000,000	3,621(a)	—	—	Loan
October 31, 2018	$ 12,000,000	324(b)	25	25(d)	MRPS
October 31, 2017	$ 36,000,000	4,490(a)	—	—	Loan
October 31, 2017	$ 12,000,000	337(b)	25	25(d)	MRPS
October 31, 2016	$ 42,000,000	3,456(a)	—	—	Loan
October 31, 2015	$ 44,000,000	3,556(a)	—	—	Loan
October 31, 2014	$ 49,000,000	3,455(a)	—	—	Loan
October 31, 2013	$ 49,000,000	3,513(a)	—	—	Loan
(a)	Calculated by subtracting the Fund’s total liabilities (not including notes payable) from the Fund’s total assets and dividing this by the amount of notes payable outstanding, and by multiplying the result by 1,000.
(b)	Calculated by subtracting the Fund’s total liabilities (not including MRPS) from the Fund’s total assets and dividing this by the number of MRPS outstanding, and by multiplying the result by 25.
(c)	“Liquidating Preference per Preferred Share” means the amount to which a holder of preferred shares would be entitled upon the liquidation of the Fund in preference to common shareholders, expressed as a dollar amount per preferred share.
(d)	The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; and the liquidation preference approximates fair value.

Senior Securities, Note [Text Block]

Senior Securities

The following table sets forth information regarding the Fund’s outstanding bank loans, and mandatory redeemable preferred shares (“MRPS”) as of the end of each of the Fund’s last ten fiscal years, as applicable. The information in the table shown below comes from the Fund’s financial statements for the fiscal year ended October 31, 2022, and each of the prior nine years then ended, all of which have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm.

FISCAL YEAR ENDED	TOTAL AMOUNT OUTSTANDING	ASSET COVERAGE	LIQUIDATING PREFERENCE PER PREFERRED SHARE(c)	AVERAGE MARKET VALUE PER PREFERRED SHARE	TYPE OF SENIOR SECURITY
October 31, 2022	$ 26,000,000	$5,276(a)	—	—	Loan
October 31, 2022	$ 17,000,000	202(b)	25	25(d)	MRPS
October 31, 2021	$ 50,500,000	4,281(a)	—	—	Loan
October 31, 2021	$ 17,000,000	318(b)	25	25(d)	MRPS
October 31, 2020	$ 37,000,000	4,213(a)	—	—	Loan
October 31, 2020	$ 12,000,000	325(b)	25	25(d)	MRPS
October 31, 2019	$ 38,300,000	3,938(a)	—	—	Loan
October 31, 2019	$ 12,000,000	314(b)	25	25(d)	MRPS
October 31, 2018	$ 43,000,000	3,621(a)	—	—	Loan
October 31, 2018	$ 12,000,000	324(b)	25	25(d)	MRPS
October 31, 2017	$ 36,000,000	4,490(a)	—	—	Loan
October 31, 2017	$ 12,000,000	337(b)	25	25(d)	MRPS
October 31, 2016	$ 42,000,000	3,456(a)	—	—	Loan
October 31, 2015	$ 44,000,000	3,556(a)	—	—	Loan
October 31, 2014	$ 49,000,000	3,455(a)	—	—	Loan
October 31, 2013	$ 49,000,000	3,513(a)	—	—	Loan
(a)	Calculated by subtracting the Fund’s total liabilities (not including notes payable) from the Fund’s total assets and dividing this by the amount of notes payable outstanding, and by multiplying the result by 1,000.
(b)	Calculated by subtracting the Fund’s total liabilities (not including MRPS) from the Fund’s total assets and dividing this by the number of MRPS outstanding, and by multiplying the result by 25.
(c)	“Liquidating Preference per Preferred Share” means the amount to which a holder of preferred shares would be entitled upon the liquidation of the Fund in preference to common shareholders, expressed as a dollar amount per preferred share.
(d)	The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; and the liquidation preference approximates fair value.

Senior Securities Averaging Method, Note [Text Block]		The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; and the liquidation preference approximates fair value
Senior Securities Highlights Audited, Note [Text Block]

The following table sets forth information regarding the Fund’s outstanding bank loans, and mandatory redeemable preferred shares (“MRPS”) as of the end of each of the Fund’s last ten fiscal years, as applicable. The information in the table shown below comes from the Fund’s financial statements for the fiscal year ended October 31, 2022, and each of the prior nine years then ended, all of which have been audited by Deloitte & Touche LLP, the Fund’s independent registered public accounting firm.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income.

Principal Investment Strategies

Under normal circumstances, the Fund will invest primarily in a portfolio of common and preferred stocks, convertible securities and income producing securities such as investment grade and below investment grade (high yield/high risk) debt securities. The Fund, under normal circumstances, will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 100% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers, in developed and emerging markets. Under normal circumstances, the Fund will invest at least 40% of its managed assets in securities of foreign issuers. The Fund will invest in the securities of issuers of several different countries throughout the world, in addition to the United States. “Managed assets” means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sub of accrued liabilities (other than debt representing financial leverage). For this purpose, the liquidation preference on the preferred shares will not constitute a liability.

Calamos will dynamically allocate the Fund’s investments among multiple asset classes (rather than maintaining a fixed or static allocation), seeking to obtain an appropriate balance of risk and reward on a long-term basis through all market cycles using multiple strategies and combining them to seek to achieve favorable risk adjusted returns.

The Fund will attempt to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds, and/or convertible securities, to achieve what Calamos believes to be an appropriate blend for the then current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the Fund’s portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions.

The Fund may also seek to generate income from option premiums by writing (selling) options (with an aggregate notional value of up to 33% of the value of the Fund’s managed assets). The Fund will opportunistically employ a strategy of writing options. The extent of option writing activity will depend upon market conditions and Calamos’ ongoing assessment of the attractiveness of writing options on the Fund’s equity holdings. The Fund’s derivative activities are principally focused on the following derivatives: interest rate swaps, convertible securities, synthetic convertible instruments, options on individual securities, index options and forward currency exchange contracts (“forward contracts”). However, the Fund reserves the right to invest in other derivative instruments to the extent it is consistent with the Fund’s investment objective and restrictions. The Fund may write (sell) call options (i) on a portion of the equity securities (including equity securities obtainable by the Fund through the exercise of its rights with respect to convertible securities it owns) in the Fund’s portfolio and (ii) on broad-based securities indices (such as the Standard and Poor’s 500® Index (“S&P 500”) or the MSCI EAFE® Index (“MSCI EAFE”), which is an index of international equity stocks) or certain ETFs (exchange traded funds) that trade like common stocks but seek to replicate such market indices.

Under normal circumstances, the Fund will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest in preferred stocks and convertible securities of any rating, including below investment grade. Equity securities, such as common stock, generally represent an ownership interest in a company. Therefore, the Fund participates in the financial success or failure of any company in which it has an equity interest. The price of equity securities, particularly common stocks, are sensitive to general movements in the stock market. A drop in the stock market may depress the price of equity securities held by the Fund.

The Fund may invest in debt securities, including debt securities of US and foreign corporate issuers (also known as corporate bonds). Holders of corporate bonds, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the issuer for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on corporate bonds may be fixed or floating, or the securities may be zero coupon fixed income securities which pay no interest. Corporate bonds contain elements of both interest rate risk and credit risk. The market value of a corporate bond generally may be expected to rise and fall inversely with changes in interest rates and may also be affected by the credit rating of the issuer, the issuer’s performance and perceptions of the issuer in the marketplace.

The Fund may invest in high yield securities for either current income or capital appreciation or both. These securities are rated below investment grade - i.e., rated “Ba” or lower by Moody’s Investors Service, Inc. (“Moody’s”) or “BB” or lower by Standard & Poor’s Financial Services, LLC, a subsidiary of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), or are unrated securities of comparable quality as determined by Calamos, the Fund’s investment adviser. The Fund may invest in high yield securities of any rating. Non-convertible debt securities rated below investment grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal.

The Fund may invest up to 100% of its managed assets in securities of foreign issuers in developed and emerging markets, including debt and equity securities of corporate issuers and debt securities of government issuers. A foreign issuer is a foreign government or a company organized under the laws of a foreign country.

The Fund may invest in convertible securities. A convertible security is a debt security, debenture, note or preferred stock that is exchangeable for an equity security (typically of the same issuer) at a predetermined price (the “conversion price”). Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument. The Fund may invest in convertible securities of any rating. Securities that are convertible into equity securities are considered equity securities for purposes of the Fund’s policy to invest at least 50% of its managed assets in equity securities.

The Fund may invest in “synthetic” convertible instruments. A synthetic convertible instrument is a financial instrument (or two or more securities held in tandem) that is designed to simulate the economic characteristics of another instrument (i.e., a convertible security) through the combined economic features of a collection of other securities or assets. Calamos may create a synthetic convertible instrument by combining separate securities that possess the two principal characteristics of a true convertible security, i.e., a fixed-income security (“fixed-income component”, which may be a convertible or non-convertible security) and the right to acquire an equity security (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index.

The Fund may also invest in synthetic convertible instruments created by third parties, typically investment banks. Synthetic convertible instruments created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Synthetic convertible instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract. The Fund’s holdings of synthetic convertible instruments are considered equity securities for purposes of the Fund’s policy to invest at least 50% of its managed assets in equity securities. If the Fund purchases a synthetic convertible instrument, a component of which is an option, such option will not be considered an option for the purpose of the Fund’s limitations on options described below.

The Fund may invest without limit in certain securities (“Rule 144A Securities”), such as convertible and debt securities, that are typically purchased in transactions exempt from the registration requirements of the 1933 Act pursuant to Rule 144A under that Act. Under the supervision and oversight of the Fund’s Board of Trustees, Calamos will determine whether Rule 144A Securities are liquid. Typically, the Fund purchases Rule 144A Securities only if Calamos has determined them to be liquid.

The securities in which the Fund invests may include zero coupon securities, which are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but generally require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than US government or other securities that make regular payments of interest. The Fund accrues income on these investments for tax and accounting purposes, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations, in which case the Fund will forego the opportunity to purchase additional income producing assets with the liquidation proceeds. Zero coupon US government securities include STRIPS and CUBES, which are issued by the US Treasury as component parts of US Treasury bonds and represent scheduled interest and principal payments on the bonds.

The Fund may invest in other securities of various types to the extent consistent with its investment objective. Normally, the Fund invests substantially all of its assets to meet its investment objective. For temporary defensive purposes, the Fund may depart from its principal investment strategies and invest part or all of its assets in securities with remaining maturities of less than one year or cash equivalents; or it may hold cash. During such periods, the Fund may not be able to achieve its investment objective. There are no restrictions as to the ratings of debt securities acquired by the Fund or the portion of the Fund’s assets that may be invested in debt securities in a particular ratings category.

The Fund currently uses, and may in the future use, financial leverage. The Fund has obtained financial leverage (i) under an Amended and Restated Liquidity Agreement with State Street Bank and Trust Company that allows the Fund to borrow up to $55 million and (ii) through the issuance of four series of Mandatory Redeemable Preferred Shares (“MRPS” or “MRP Shares”) with an aggregate liquidation preference of $17 million.

Risk Factors [Table Text Block]

Principal Risks

Management Risk. Calamos’ judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy may prove to be incorrect.

Portfolio Selection Risk. The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as the issuer’s business performance, investor perceptions, stock market trends and general economic conditions. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. The Fund may invest in preferred stocks and convertible securities of any rating, including below investment grade.

Below investment grade securities or comparable unrated securities are considered predominantly speculative with respect to the issuer’s ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for below investment grade securities tend to be very volatile, and these securities are generally less liquid than investment- grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

•increased price sensitivity to changing interest rates and to a deteriorating economic environment;

•greater risk of loss due to default or declining credit quality;

•adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and

•if a negative perception of the below investment grade market develops, the price and liquidity of below investment grade securities may be depressed. This negative perception could last for a significant period of time.

Emerging Markets Risk. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could adversely affect the value of the Fund’s investments and hurt those countries’ economies and securities markets.

Foreign Securities Risk. Investments in non-US issuers may involve unique risks compared to investing in securities of US issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-US investments in one region or in the securities of emerging market issuers. These risks may include:

•less information may be available about non-US issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices in foreign jurisdictions;

•many non-US markets are smaller, less liquid and more volatile. In a changing market, Calamos may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices it considers reasonable;

•an adverse effect of currency exchange rate changes or controls on the value of the Fund’s investments;

•the economies of non-US countries may grow at slower rates than expected or may experience a downturn or recession;

•economic, political and social developments may adversely affect the securities markets in foreign jurisdictions, including expropriation and nationalization;

•the difficulty in obtaining or enforcing a court judgment in non-US countries;

•restrictions on foreign investments in non-US jurisdictions;

•difficulties in effecting the repatriation of capital invested in non-US countries;

•withholding and other non-US taxes may decrease the Fund’s return;

•the ability for the Public Company Accounting Oversight Board, which regulates auditors of US public companies, is unable to inspect audit work papers in certain foreign countries;

• often limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the Commission, the US Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited; and

• dividend income the Fund receives from foreign securities may not be eligible for the special tax treatment applicable to qualified dividend income.

Based upon the Fund’s test for determining whether an issuer is a “foreign issuer” as described above, it is possible that an issuer of securities in which the Fund invests could be organized under the laws of a foreign country, yet still conduct a substantial portion of its business in the US or have substantial assets in the US. In this case, such a “foreign issuer” may be subject to the market conditions in the US to a greater extent than it may be subject to the market conditions in the country of its organization.

Debt Securities Risk. The Fund may invest in debt securities, including corporate bonds and high yield securities. In addition to the risks described elsewhere in the Fund’s prospectus (such as high yield securities risk and interest rate risk), debt securities are subject to certain additional risks, including issuer risk and reinvestment risk. Issuer risk is the risk that the value of debt securities may decline for a number of reasons which directly relate to the issuer, such as management performance, leverage and reduced demand for the issuer’s goods and services. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio’s current earnings rate. A decline in income could affect the market price of the Fund’s common shares or the overall return of the Fund.

Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non- convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” A convertible security’s investment value tends to decline as prevailing interest rate levels increase. Conversely, a convertible security’s investment value tends to increase as prevailing interest rate levels decline.

However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security and changes in interest rates. Thus, the convertible security may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders.

Non-Convertible Income Securities Risk. The Fund will also invest in non-convertible income securities. The Fund’s investments in non-convertible income securities may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. Recent events in the fixed-income markets, including the potential impact of the Federal Reserve Board tapering its quantitative easing program, may expose the Fund to heightened interest rate risk and volatility as a result of a rise in interest rates. In addition, the Fund is subject to the risk that interest rates may exhibit increased volatility, which could cause the Fund’s net asset value to fluctuate more. A decrease in fixed-income market maker capacity may act to decrease liquidity in the fixed-income markets and act to further increase volatility, affecting the Fund’s return.

Derivatives Risk. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The Fund may utilize a variety of derivative instruments including, but not limited to, interest rate swaps, caps and floors, convertible securities, synthetic convertible instruments, options on individual securities, index options, long calls, covered calls, long puts, cash-secured short puts and protective puts for hedging, risk management and investment purposes.

Credit Risk. An issuer of a fixed income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

globally, including declines in its stock markets and the value of the ruble against the US dollar, are impossible to predict, but could be significant and have a severe adverse effect on Russia and Europe in general. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may negatively impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors in Europe and globally. These events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global markets.

liquidation preference and aggregate principal amount exceeding 38% of the Fund’s managed assets measured at the time of borrowing or issuance of the new securities. However, the Board of Trustees reserves the right to issue preferred shares or debt securities or borrow to the extent permitted by the 1940 Act and the Fund’s policies.

representing 19.0% of the Fund’s managed assets as of that date, and had $17 million of MRP Shares outstanding, representing 12.4% of the Fund’s managed assets. Combined, the borrowings under the SSB Agreement and the outstanding MRP Shares represented 31.3% of the Fund’s managed assets. Interest on the SSB Agreement is charged on the drawn amount at the rate of the Overnight Bank Financing Rate (“OBFR”)plus 0.80%, payable monthly in arrears. Interest on overdue amounts or interest on the drawn amount paid during an event of default will be charged at OBFR plus 2.80%. These rates represent floating rates of interest that may change over time. The SSB Agreement has a commitment fee of 0.10% of any undrawn amount. As of October 31, 2022, the interest rate charged under the SSB Agreement was 3.86%. “Net income” payments related to cash collateral in connection with securities lending were 0.48% of the borrowed amount on an annualized basis as of that date, although this amount can vary based on changes in underlying interest rates.

Reduction of Leverage Risk. The Fund has previously taken, and may in the future take, action to reduce the amount of leverage employed by the Fund. Reduction of the leverage employed by the Fund, including by redemption of preferred shares, will in turn reduce the amount of assets available for investment in portfolio securities. This reduction in leverage may negatively impact the Fund’s financial performance, including its ability to sustain current levels of distributions on common shares.

The Board reserves the right to change the amount and type of leverage that the Fund uses, and reserves the right to implement changes to the Fund’s borrowings that it believes are in the best interests of the Fund, even if such changes impose a higher interest rate or other costs or impacts over the intermediate, or short-term time period. There is no guarantee that the Fund will maintain leverage at the current rate, and the Board reserves the right to raise, decrease, or eliminate the Fund’s leverage exposure.

Interest Rate Risk. In addition to the risks described above, debt securities, including high yield securities, are subject to certain risks, including:

Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high yield issuer to make principal payments and interest payments than an investment grade issuer. The principal amount of high yield securities outstanding has proliferated in the past decade as an increasing number of issuers have used high yield securities for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. The Fund may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings. In certain circumstances, the Fund may be required to foreclose on an issuer’s assets and take possession of its property or operations. In such circumstances, the Fund would incur additional costs in disposing of such assets and potential liabilities from operating any business acquired.

Liquidity Risk. The Fund may invest up to 15% of its managed assets in securities that, at the time of investment, are illiquid (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Fund may also invest without limit in Rule 144A Securities determined to be liquid. Calamos, under the supervision and oversight of the Board of Trustees, will determine whether Rule 144A Securities are illiquid (that is, not readily marketable) and thus subject to the Fund’s limit on investing no more than 15% of its managed assets in illiquid securities. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. Investment of the Fund’s assets in illiquid securities may restrict the Fund’s ability to take advantage of market opportunities. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Illiquid securities are also more difficult to value and may be fair valued by the Board, in which case Calamos’ judgment may play a greater role in the valuation process. The risks associated with illiquid securities may be particularly acute in situations in which the Fund’s operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s net asset value.

REITs may have limited financial resources, may utilize significant amounts of leverage, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor’s 500 Stock Index.

If the Fund fails to maintain a required 200% asset coverage of the liquidation value of any outstanding preferred shares or if the Fund loses its rating on its preferred shares or fails to maintain other covenants with respect to the preferred shares, the Fund may be required to redeem some or all of the preferred shares. Similarly, the Fund could be required to prepay the principal amount of any debt securities or other borrowings. Such redemption or prepayment would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Early termination of a swap could result in a termination payment by or to the Fund. Early termination of a cap could result in a termination payment to the Fund. The Fund intends to segregate with its custodian cash or liquid securities having a value at least equal to the Fund’s net payment obligations under any swap transaction, marked-to-market daily.

Antitakeover Provisions. The Fund’s Agreement and Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees. Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions include staggered terms of office for the Trustees, advance notice requirements for shareholder proposals, and super-majority voting requirements for certain transactions with affiliates, converting the Fund to an open-end investment company or a merger, asset sale or similar transaction. Holders of preferred shares have voting rights in addition to and separate from the voting rights of common shareholders with respect to certain of these matters. Holders of any preferred shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The holders of preferred shares or debt, if any, on the one hand, and the holders of the common shares, on the other, may have interests that conflict with each other in certain situations, including conflicts that relate to the fees and expenses of the Fund.

Effects of Leverage [Text Block]

Effects of Leverage. The SSB Agreement provides for credit availability for the Fund, such that it may borrow up to $55 million. As of October 31, 2022, the Fund had utilized $26 million of the $55 million available under the SSB Agreement $3 million of borrowings outstanding, and $23 million in structural leverage consisting of collateral received from SSB in connection with securities on loan), representing 19.0% of the Fund’s managed assets as of that date, and had $17 million of MRP Shares outstanding, representing 12.4% of the Fund’s managed assets. Combined, the borrowings under the SSB Agreement and the outstanding MRP Shares represented 31.3% of the Fund’s managed assets. Interest on the SSB Agreement is charged on the drawn amount at the rate of the Overnight Bank Financing Rate (“OBFR”)plus 0.80%, payable monthly in arrears. Interest on overdue amounts or interest on the drawn amount paid during an event of default will be charged at OBFR plus 2.80%. These rates represent floating rates of interest that may change over time. The SSB Agreement has a commitment fee of 0.10% of any undrawn amount. As of October 31, 2022, the interest rate charged under the SSB Agreement was 3.86%. “Net income” payments related to cash collateral in connection with securities lending were 0.48% of the borrowed amount on an annualized basis as of that date, although this amount can vary based on changes in underlying interest rates.

Annual Interest Rate, Current [Percent]		3.86%
Annual Coverage Return Rate [Percent]		1.08%
Effects of Leverage [Table Text Block]

Assumed Portfolio Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Corresponding Common Share Return(1)	(16.17)%	(8.87)%	(1.57)%	5.73%	13.03%
(1)	Includes interest expense on the borrowings under the SSB Agreement, accrued at interest rates in effect on October 31, 2022 of 3.86%, and dividend expense on the MRP Shares.

Return at Minus Ten [Percent]	[7]	(16.17%)
Return at Minus Five [Percent]	[7]	(8.87%)
Return at Zero [Percent]	[7]	(1.57%)
Return at Plus Five [Percent]	[7]	5.73%
Return at Plus Ten [Percent]	[7]	13.03%
Effects of Leverage, Purpose [Text Block]

The following table illustrates the hypothetical effect on the return to a holder of the Fund’s common shares of the leverage obtained by us (and utilized on October 31, 2022). The purpose of this table is to assist you in understanding the effects of leverage. As the table shows, leverage generally increases the return to common shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Share Price [Table Text Block]

Market and Net Asset Value Information

Our common shares have traded both at a premium and a discount to NAV. We cannot predict whether our shares will trade in the future at a premium or discount to NAV. The provisions of the 1940 Act generally require that the public offering price of common shares (less any underwriting commissions and discounts) must equal or exceed the NAV per share of a company’s common stock (calculated within 48 hours of pricing). Our issuance of common shares may have an adverse effect on prices in the secondary market for our common shares by increasing the number of common shares available, which may put downward pressure on the market price for our common shares. Shares of common stock of closed-end investment companies frequently trade at a discount from NAV.

The following table sets forth for each of the periods indicated the high and low closing market prices for our common shares on Nasdaq, the NAV per share and the premium or discount to NAV per share at which our common shares were trading. NAV is shown for the last business day of each quarter. See “Net Asset Value” for information as to the determination of our NAV.

	MARKET PRICE(1)		NET ASSET VALUE AT QUARTER END(2)	PREMIUM/ (DISCOUNT) TO NET ASSET VALUE(3)
QUARTER ENDED	HIGH	LOW		HIGH	LOW
January 31, 2019	$12.36	$ 9.76	$11.50	7.20%	-3.75%
April 30, 2019	$13.44	$11.63	$12.21	10.07%	-0.85%
July 31, 2019	$13.40	$12.02	$11.96	9.57%	4.70%
October 31, 2019	$12.95	$11.68	$11.60	12.12%	2.01%
January 31, 2020	$13.65	$12.14	$12.00	11.61%	3.41%
April 30, 2020	$13.50	$ 6.52	$ 9.87	8.35%	-14.88%
July 31, 2020	$12.50	$ 9.56	$11.91	4.60%	-0.31%
October 31, 2020	$12.95	$11.57	$11.99	-2.04%	-4.30%
January 31, 2021	$15.84	$11.72	$14.77	2.13%	-3.14%
April 30, 2021	$16.26	$14.65	$15.39	2.59%	-0.68%
July 31, 2021	$16.35	$15.40	$15.17	5.89%	3.08%
October 31, 2021	$17.30	$15.27	$15.82	8.60%	0.00%
January 31, 2022	$16.25	$13.50	$14.07	3.32%	-1.58%
April 30, 2022	$14.80	$12.85	$11.87	12.08%	-1.89%
July 31, 2022	$12.98	$10.49	$10.82	11.78%	1.25%
October 31, 2022	$12.51	$ 8.80	$ 9.59	23.81%	-5.09%

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

Note 6 – Notes Payable

The Fund has entered into an Amended and Restated Liquidity Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $55.0 million, as well as engage in securities lending and securities repurchase transactions. Borrowings under the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest on the SSB Agreement is charged on the drawn amount at the rate of OBFR plus .80%. A commitment fee of .10% is payable on any undrawn balance. For the year ended October 31, 2022, the average borrowings under the Agreement were $41.5 million. For the year ended October 31, 2022, the average interest rate was 1.26%. As of October 31, 2022, the amount of total outstanding borrowings was $26.0 million, which approximates fair value. The interest rate applicable to the borrowings on October 31, 2022 was 3.52%.

Under the terms of the SSB Agreement, all securities lent through SSB must be secured continuously by collateral received in cash. Cash collateral held by SSB on behalf of a Fund may be credited against the amounts borrowed under the SSB Agreement. Under the terms of the SSB Agreement, SSB will return the value of the collateral to the borrower at the termination of the selected securities loan(s). When collateral is returned, SSB may offset the shortfall to the amount lent to the Fund under the SSB Agreement by either lending other securities of the Fund or replacing such amount through direct loans from SSB, without notice to or consent from the Fund and does not change the amount borrowed by the Fund. The cash collateral credits against the amounts borrowed are not reflected separately in the Statement of Assets and Liabilities but as a component of the Notes Payable. Under the terms of the SSB Agreement, the Fund will receive a rebate payment related to the securities lending and/or securities repurchase transactions which is reflected in interest expense in the Statement of Operations. The Fund has the right to call a loan and obtain the securities loaned at any time. As of October 31, 2022, approximately $22.6 million of securities were on loan ($3.2 million of fixed income securities and $19.4 million of equity securities) under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities. The borrowings are categorized as Level 2 within the fair value hierarchy.

Long Term Debt, Structuring [Text Block]

The Fund has entered into an Amended and Restated Liquidity Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $55.0 million, as well as engage in securities lending and securities repurchase transactions. Borrowings under the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest on the SSB Agreement is charged on the drawn amount at the rate of OBFR plus .80%. A commitment fee of .10% is payable on any undrawn balance. For the year ended October 31, 2022, the average borrowings under the Agreement were $41.5 million. For the year ended October 31, 2022, the average interest rate was 1.26%. As of October 31, 2022, the amount of total outstanding borrowings was $26.0 million, which approximates fair value. The interest rate applicable to the borrowings on October 31, 2022 was 3.52%.

Long Term Debt, Dividends and Covenants [Text Block]

Under the terms of the SSB Agreement, all securities lent through SSB must be secured continuously by collateral received in cash. Cash collateral held by SSB on behalf of a Fund may be credited against the amounts borrowed under the SSB Agreement. Under the terms of the SSB Agreement, SSB will return the value of the collateral to the borrower at the termination of the selected securities loan(s). When collateral is returned, SSB may offset the shortfall to the amount lent to the Fund under the SSB Agreement by either lending other securities of the Fund or replacing such amount through direct loans from SSB, without notice to or consent from the Fund and does not change the amount borrowed by the Fund. The cash collateral credits against the amounts borrowed are not reflected separately in the Statement of Assets and Liabilities but as a component of the Notes Payable. Under the terms of the SSB Agreement, the Fund will receive a rebate payment related to the securities lending and/or securities repurchase transactions which is reflected in interest expense in the Statement of Operations. The Fund has the right to call a loan and obtain the securities loaned at any time. As of October 31, 2022, approximately $22.6 million of securities were on loan ($3.2 million of fixed income securities and $19.4 million of equity securities) under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities. The borrowings are categorized as Level 2 within the fair value hierarchy.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities Risk. The Fund may invest in debt securities, including corporate bonds and high yield securities. In addition to the risks described elsewhere in the Fund’s prospectus (such as high yield securities risk and interest rate risk), debt securities are subject to certain additional risks, including issuer risk and reinvestment risk. Issuer risk is the risk that the value of debt securities may decline for a number of reasons which directly relate to the issuer, such as management performance, leverage and reduced demand for the issuer’s goods and services. Reinvestment risk is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio’s current earnings rate. A decline in income could affect the market price of the Fund’s common shares or the overall return of the Fund.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Convertible Securities Risk. The value of a convertible security is influenced by both the yield of non- convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” A convertible security’s investment value tends to decline as prevailing interest rate levels increase. Conversely, a convertible security’s investment value tends to increase as prevailing interest rate levels decline.

However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price at which the convertible security could be exchanged for the associated stock. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the yield of the convertible security and changes in interest rates. Thus, the convertible security may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would be paid before the company’s common stockholders.

Non Convertible Income Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Convertible Income Securities Risk. The Fund will also invest in non-convertible income securities. The Fund’s investments in non-convertible income securities may have fixed or variable principal payments and all types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. Recent events in the fixed-income markets, including the potential impact of the Federal Reserve Board tapering its quantitative easing program, may expose the Fund to heightened interest rate risk and volatility as a result of a rise in interest rates. In addition, the Fund is subject to the risk that interest rates may exhibit increased volatility, which could cause the Fund’s net asset value to fluctuate more. A decrease in fixed-income market maker capacity may act to decrease liquidity in the fixed-income markets and act to further increase volatility, affecting the Fund’s return.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]		Management Risk. Calamos’ judgment about the attractiveness, relative value or potential appreciation of a particular sector, security or investment strategy may prove to be incorrect.
Portfolio Selection Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Selection Risk. The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Equity Securities Risk. Equity investments are subject to greater fluctuations in market value than other asset classes as a result of such factors as the issuer’s business performance, investor perceptions, stock market trends and general economic conditions. Equity securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments. The Fund may invest in preferred stocks and convertible securities of any rating, including below investment grade.

Below investment grade securities or comparable unrated securities are considered predominantly speculative with respect to the issuer’s ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for below investment grade securities tend to be very volatile, and these securities are generally less liquid than investment- grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

•increased price sensitivity to changing interest rates and to a deteriorating economic environment;

•greater risk of loss due to default or declining credit quality;

•adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and

•if a negative perception of the below investment grade market develops, the price and liquidity of below investment grade securities may be depressed. This negative perception could last for a significant period of time.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk. Emerging market countries may have relatively unstable governments and economies based on only a few industries, which may cause greater instability. The value of emerging market securities will likely be particularly sensitive to changes in the economies of such countries. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluations, which could adversely affect the value of the Fund’s investments and hurt those countries’ economies and securities markets.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities Risk. Investments in non-US issuers may involve unique risks compared to investing in securities of US issuers. These risks are more pronounced to the extent that the Fund invests a significant portion of its non-US investments in one region or in the securities of emerging market issuers. These risks may include:

•less information may be available about non-US issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices in foreign jurisdictions;

•many non-US markets are smaller, less liquid and more volatile. In a changing market, Calamos may not be able to sell the Fund’s portfolio securities at times, in amounts and at prices it considers reasonable;

•an adverse effect of currency exchange rate changes or controls on the value of the Fund’s investments;

•the economies of non-US countries may grow at slower rates than expected or may experience a downturn or recession;

•economic, political and social developments may adversely affect the securities markets in foreign jurisdictions, including expropriation and nationalization;

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to individual debt or equity instruments, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The Fund may utilize a variety of derivative instruments including, but not limited to, interest rate swaps, caps and floors, convertible securities, synthetic convertible instruments, options on individual securities, index options, long calls, covered calls, long puts, cash-secured short puts and protective puts for hedging, risk management and investment purposes.

The Fund’s use of derivative instruments involves investment risks and transaction costs to which the Fund would not be subject absent the use of these instruments and, accordingly, may result in losses greater than if they had not been used. The use of derivative instruments may have risks including, among others, leverage risk, duration mismatch risk, correlation risk, liquidity risk, interest rate risk, volatility risk, credit risk, management risk and counterparty risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Furthermore, the skills needed to employ derivatives strategies are different from those needed to select portfolio securities and, in connection with such strategies, the Fund makes predictions with respect to market conditions, liquidity, currency movements, market values, interest rates and other applicable factors, which may be inaccurate. Thus, the use of derivative instruments may require the Fund to sell or purchase portfolio securities at inopportune times or for prices below or above the current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise want to sell. Tax rules governing the Fund’s transactions in derivative instruments may also affect whether gains and losses recognized by the Fund are treated as ordinary or capital, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities, thereby affecting, among other things, whether capital gains and losses are treated as short-term or long-term. These rules could therefore affect the amount, timing and/or character of distributions to shareholders. In addition, there may be situations in which the Fund elects not to use derivative instruments that result in losses greater than if they had been used.

Amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund’s derivative instruments would not be available to the Fund for other investment purposes, which may result in lost opportunities for gain.

Derivative instruments can be illiquid, may disproportionately increase losses and may have a potentially large impact on Fund performance.

Risks Associated With Options [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Risks Associated with Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets and options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The Fund’s ability to utilize options successfully will depend on Calamos’ ability to predict pertinent market movements, which cannot be assured.

The Fund may sell options on individual securities and securities indices. All call options sold by the Fund must be “covered.” Even though the Fund will receive the option premium to help protect it against loss, a call option sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument that it might otherwise have sold. In addition, a loss on a call option sold may be greater than the premium received. The Fund may purchase and sell put options on individual securities and securities indices. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Currency Risk. To the extent that the Fund invests in securities or other instruments denominated in or indexed to foreign currencies, changes in currency exchange rates bring an added dimension of risk. Currency fluctuations could negatively impact investment gains or add to investment losses. Although the Fund may attempt to hedge against currency risk, the hedging instruments may not always perform as the Fund expects and could produce losses. Suitable hedging instruments may not be available for currencies of emerging market countries. The Fund’s investment adviser may determine not to hedge currency risks, even if suitable instruments appear to be available.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk. An issuer of a fixed income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

Default Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Default Risk. Default risk refers to the risk that a company that issues a convertible or debt security will be unable to fulfill its obligations to repay principal and interest. The lower a debt security is rated, the greater its default risk. As a result, the Fund may incur cost and delays in enforcing its rights against the defaulting issuer.

Recent Market Events [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Recent Market Events. Since the 2008 financial crisis, financial markets throughout the world have experienced increased periods of volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil. This turmoil resulted in unusual and extreme volatility in the equity and debt markets, in the prices of individual securities and in the world economy. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events, geopolitical events (including wars, terror attacks and public health emergencies), measures to address budget deficits, downgrading of sovereign debt, declines in oil and commodity prices, dramatic changes in currency exchange rates, and public sentiment. In addition, many governments and quasi-governmental entities throughout the world have responded to the turmoil with a variety of significant fiscal and monetary policy changes, including, but not limited to, direct capital infusions into companies, new monetary programs and dramatically lower interest rates.

The COVID-19 pandemic and efforts to contain its spread have negatively affected, and are likely to continue to negatively affect, the global economy, the economies of the United States and other individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

While the extreme volatility and disruption that US and global markets experienced for an extended period of time beginning in 2007 and 2008 had, until the coronavirus outbreak, generally subsided, uncertainty and periods of volatility still remain, and risks to a robust resumption of growth persist. Federal Reserve policy, including with respect to certain interest rates may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Market volatility, dramatic changes to interest rates and/or a return to unfavorable economic conditions may lower the Fund’s performance or impair the Fund’s ability to achieve its investment objective.

The United Kingdom left the European Union (“EU”) on January 31, 2020 (commonly referred to as “Brexit”). During an 11 month transition period, ending December 31, 2020, the United Kingdom and the EU agreed to a Trade and Cooperation Agreement which sets out the agreement for certain parts of the future relationship between the EU and the United Kingdom from January 1, 2021. The Trade and Cooperation Agreement does not provide the United Kingdom with the same level of rights or access to all goods and services in the EU as the United Kingdom previously maintained as a member of the EU and during the transition period. In particular, the Trade and Cooperation Agreement does not include an agreement on financial services. Accordingly, uncertainty remains in certain areas as to the future relationship between the United Kingdom and EU. The uncertainty caused by the United Kingdom’s departure from the EU could lead to prolonged political, legal, regulatory, tax and economic uncertainty and wider instability and volatility in the financial markets of the United Kingdom and more broadly across Europe. It may also lead to weakening corporate and financial confidence in such markets as the United Kingdom renegotiates the regulation of the provision of financial services within and to persons in the EU. Brexit could lead to market dislocation, heightened counterparty risk, an adverse effect on the management of market risk and, in particular, asset and liability management due in part to redenomination of financial assets and liabilities, an adverse effect on the management, operation and investment in the Fund and increased legal, regulatory or compliance burden for the Fund which may have a negative impact on the operations, financial condition, returns and prospectus of the Fund.

A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Europe has also been struggling with mass migration from the Middle East and Africa. The ultimate effects of these events and other socio-political or geographical issues are not known but could profoundly affect global economies and markets.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The United States and other countries imposed broad-ranging sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to the invasion. The United States and other countries have also imposed sanctions on Belarus and may impose sanctions on other countries that support Russia’s invasion. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in Europe and globally, including declines in its stock markets and the value of the ruble against the US dollar, are impossible to predict, but could be significant and have a severe adverse effect on Russia and Europe in general. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may negatively impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action may also impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors in Europe and globally. These events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. The potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global markets.

Market Disruption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption Risk. Certain events have a disruptive effect on the securities markets, such as terrorist attacks, war and other geopolitical events, earthquakes, storms and other disasters. The Fund cannot predict the effects of similar events in the future on the US economy or any foreign economy.

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Discount Risk. The Fund’s common shares have traded both at a premium and at a discount relative to NAV. Common shares of closed-end investment companies frequently trade at a discount from NAV, but in some cases trade above NAV. The risk of the Fund’s common shares trading at a discount is a risk separate from the risk of a decline in the Fund’s NAV as a result of investment activities. The Fund’s NAV may be reduced immediately following this offering by the offering costs for common shares or other securities, which will be borne entirely by all common shareholders. The Fund’s common shares are designed primarily for long-term investors, and you should not purchase common shares if you intend to sell them shortly after purchase.

Whether shareholders will realize a gain or loss upon the sale of the Fund’s common shares depends upon whether the market value of the shares at the time of sale is above or below the price the shareholder paid, taking into account transaction costs for the shares, and is not directly dependent upon the Fund’s NAV. Because the market value of the Fund’s common shares will be determined by factors such as the relative demand for and supply of the shares in the market, general market conditions and other factors beyond the control of the Fund, the Fund cannot predict whether its common shares will trade at, below or above the Fund’s NAV, or below or above the public offering price for the common shares.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk. The Fund has issued indebtedness and preferred shares and may borrow money or issue debt securities as permitted by the 1940 Act. As of October 31, 2022, the Fund has leverage in the form of borrowings under the Amended and Restated Liquidity Agreement (the “SSB Agreement”) between the Fund and State Street Bank and Trust Company (“SSB”) and outstanding MRP Shares. Leverage is the potential for the Fund to participate in gains and losses on an amount that exceeds the Fund’s investment. The borrowing of money or issuance of debt securities and preferred shares represents the leveraging of the Fund’s common shares. As a non-fundamental policy, the Fund may not issue preferred shares or borrow money and/or issue debt securities with an aggregate liquidation preference and aggregate principal amount exceeding 38% of the Fund’s managed assets measured at the time of borrowing or issuance of the new securities. However, the Board of Trustees reserves the right to issue preferred shares or debt securities or borrow to the extent permitted by the 1940 Act and the Fund’s policies.

Reduction Of Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Reduction of Leverage Risk. The Fund has previously taken, and may in the future take, action to reduce the amount of leverage employed by the Fund. Reduction of the leverage employed by the Fund, including by redemption of preferred shares, will in turn reduce the amount of assets available for investment in portfolio securities. This reduction in leverage may negatively impact the Fund’s financial performance, including its ability to sustain current levels of distributions on common shares.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk. In addition to the risks described above, debt securities, including high yield securities, are subject to certain risks, including:

•if interest rates go up, the value of debt securities in the Fund’s portfolio generally will decline;

•during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. This is known as call or prepayment risk. Debt securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer;

•during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below market interest rate, increase the estimated period until the security is paid in full and reduce the value of the security. This is known as extension risk;

•rising interest rates could result in an increase in the cost of the Fund’s leverage and could adversely affect the ability of the Fund to meet asset coverage requirements with respect to leverage;

•variable rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. When the Fund holds variable rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value (“NAV”) of the Fund’s shares; and

•to the extent the Federal Reserve Board continues to raise interest rates, there is a risk that interest rates across the financial system may also rise. Increases in volatility and interest rates in the fixed-income market may expose the Fund to heightened interest rate risk.

Many financial instruments use or may use a floating rate based on LIBOR, which is the offered rate for short-term Eurodollar deposits between major international banks. Global efforts are underway to transition away from LIBOR. There remains uncertainty regarding the nature of and the liquidity in any replacement rates. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments.

High Yield Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

High Yield Securities Risk. The Fund may invest in high yield securities of any rating. Investment in high yield securities involves substantial risk of loss. Below investment grade non-convertible debt securities or comparable unrated securities are commonly referred to as “junk bonds” and are considered predominantly speculative with respect to the issuer’s ability to pay interest and principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. For these reasons, your investment in the Fund is subject to the following specific risks:

•increased price sensitivity to changing interest rates and to a deteriorating economic environment;

•greater risk of loss due to default or declining credit quality;

•adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments; and

•if a negative perception of the high yield market develops, the price and liquidity of high yield securities may be depressed. This negative perception could last for a significant period of time.

Synthetic Convertible Instruments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Synthetic Convertible Instruments Risk. The value of a synthetic convertible instrument may respond differently to market fluctuations than a convertible instrument because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Geographic Focus Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Geographic Focus Risk. Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements. To the extent the Fund focuses its investments in a particular country, region or group of regions, the Fund may be more volatile than a more geographically diversified fund.

Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Risk. To the extent the Fund invests a significant portion of its assets in a particular sector, a greater portion of the Fund’s performance may be affected by the general business and economic conditions affecting that sector. Each sector may share economic risk with the broader market, however there may be economic risks specific to each sector. As a result, returns from those sectors may trail returns from the overall stock market and it is possible that the Fund may underperform the broader market, or experience greater volatility.

American Depositary Receipts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

American Depositary Receipts Risk. The stocks of most foreign companies that trade in the US markets are traded as ADRs. US depositary banks issue these stocks. Each ADR represents one or more shares of foreign stock or a fraction of a share. The price of an ADR corresponds to the price of the foreign stock in its home market, adjusted to the ratio of the ADRs to foreign company shares. Therefore while purchasing a security on a US exchange, the risks inherently associated with foreign investing still apply to ADRs.

Duration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Duration Risk. Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. The value of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. The longer the Fund’s dollar-weighted average duration, the more its value can generally be expected to be sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk. Inflation is the reduction in the purchasing power of money resulting from an increase in the price of goods and services. Inflation risk is the risk that the inflation adjusted or “real” value of an investment in preferred stock or debt securities or the income from that investment will be worth less in the future. As inflation occurs, the real value of the preferred stock or debt securities and the dividend payable to holders of preferred stock or interest payable to holders of debt securities declines.

Maturity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Maturity Risk. Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower potential returns than fixed income securities with longer maturities. The average maturity of the Fund’s investments may affect the volatility of the Fund’s share price.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk. The Fund may invest up to 15% of its managed assets in securities that, at the time of investment, are illiquid (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment). The Fund may also invest without limit in Rule 144A Securities determined to be liquid. Calamos, under the supervision and oversight of the Board of Trustees, will determine whether Rule 144A Securities are illiquid (that is, not readily marketable) and thus subject to the Fund’s limit on investing no more than 15% of its managed assets in illiquid securities. Illiquid securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. Investment of the Fund’s assets in illiquid securities may restrict the Fund’s ability to take advantage of market opportunities. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Illiquid securities are also more difficult to value and may be fair valued by the Board, in which case Calamos’ judgment may play a greater role in the valuation process. The risks associated with illiquid securities may be particularly acute in situations in which the Fund’s operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities. Under adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these instruments may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s net asset value.

Counterparty And Settlement Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty and Settlement Risk. Trading options, futures contracts, swaps and other derivative financial instruments entails credit risk with respect to the counterparties with whom and through which the Fund trades. Such instruments when traded over the counter do not include the same protections as may apply to trading derivatives on organized exchanges. Substantial losses may arise from the insolvency, bankruptcy or default of a counterparty and risk of settlement default of parties with whom the Fund trades securities. This risk may be heightened during volatile market conditions. Settlement mechanisms in emerging markets are generally less developed and reliable than those in more developed countries, thus increasing the risks. In the past, broker-dealers and other financial institutions have experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. Although Calamos monitors the creditworthiness of the Fund’s counterparties, there can be no assurance that the Fund’s counterparties will not experience similar difficulties, possibly resulting in losses to the Fund. If a counterparty becomes bankrupt, or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. Material exposure to a single or small group of counterparties increases the Fund’s counterparty risk.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent and active trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

R E I T Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to risks associated with such industry.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

REITs may have limited financial resources, may utilize significant amounts of leverage, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in Standard & Poor’s 500 Stock Index.

Other Investment Companies Including E T Fs Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Other Investment Companies (including ETFs) Risk. Investments in the securities of other investment companies, including ETFs, may involve duplication of advisory fees and certain other expenses. By investing in another investment company or ETF, the Fund becomes a shareholder thereof. As a result, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses indirectly paid by shareholders of the other investment company or ETF, in addition to the fees and expenses Fund shareholders bear in connection with the Fund’s own operations. If the investment company or ETF fails to achieve its investment objective, the value of the Fund’s investment will decline, adversely affecting the Fund’s performance. In addition, closed-end investment company and ETF shares potentially may trade at a discount or a premium and are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, the Fund may engage in short sales of the securities of other investment companies. When the Fund shorts securities of another investment company, it borrows shares of that investment company which it then sells. The Fund closes out a short sale by purchasing the security that it has sold short and returning that security to the entity that lent the security.

Cash Holdings Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cash Holdings Risk. To the extent the Fund holds cash positions, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation which could negatively impact the Fund’s performance and ability to achieve its investment objective.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Cybersecurity Risk. Investment companies, such as the Fund, and their service providers are exposed to operational and information security risks resulting from cyberattacks, which may result in financial losses to a fund and its shareholders. Cyber-attacks include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, “ransomware” that renders systems inoperable until ransom is paid, the unauthorized release of confidential information, or various other forms of cybersecurity breaches. Cyber-attacks affecting the Fund or the Adviser, custodian, transfer agent, distributor, administrator, intermediaries, trading counterparties, and other third-party service providers may adversely impact the Fund or the companies in which the Fund invests, causing the Fund’s investments to lose value or to prevent a shareholder redemption or purchase from clearing in a timely manner.

Forward Currency Exchange Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Forward Currency Exchange Contracts Risk. Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward currency exchange transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.

Futures And Forward Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Futures and Forward Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price (with or without delivery required). Futures contracts are standardized contracts traded on a recognized exchange. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counterparty risk, meaning that the party who issues the derivatives (the clearinghouse or the broker holding the Fund’s position for a futures contract or the counterparty for a forward contract) may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

Interest Rate Transactions Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Transactions Risk. The Fund may enter into an interest rate swap, cap or floor transaction to attempt to protect itself from increasing dividend or interest expenses on its leverage resulting from increasing short-term interest rates. A decline in interest rates may result in a decline in the value of the swap or cap, which may result in a decline in the NAV of the Fund.

Depending on the state of interest rates in general, the Fund’s use of interest rate swap or cap transactions could enhance or harm the overall performance of the common shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, and could result in a decline in the NAV of the common shares. In addition, if the counterparty to an interest rate swap or cap defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap to offset the dividend or interest payments on the Fund’s leverage or offset certain losses in its portfolio.

Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, such a default could negatively impact the performance of the common shares. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. If either of these events occurs, it could have a negative impact on the performance of the common shares.

If the Fund fails to maintain a required 200% asset coverage of the liquidation value of any outstanding preferred shares or if the Fund loses its rating on its preferred shares or fails to maintain other covenants with respect to the preferred shares, the Fund may be required to redeem some or all of the preferred shares. Similarly, the Fund could be required to prepay the principal amount of any debt securities or other borrowings. Such redemption or prepayment would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Early termination of a swap could result in a termination payment by or to the Fund. Early termination of a cap could result in a termination payment to the Fund. The Fund intends to segregate with its custodian cash or liquid securities having a value at least equal to the Fund’s net payment obligations under any swap transaction, marked-to-market daily.

Market Impact Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Impact Risk. The sale of the Fund’s common shares (or the perception that such sales may occur) may have an adverse effect on prices in the secondary market for the Fund’s common shares. An increase in the number of common shares available may put downward pressure on the market price for the Fund’s common shares. These sales also might make it more difficult for the Fund to sell additional equity securities in the future at a time and price the Fund deems appropriate.

Non U S Government Obligation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-US Government Obligation Risk. An investment in debt obligations of non-US governments and their political subdivisions involves special risks that are not present in corporate debt obligations. The non-US issuer of the sovereign debt or the non-US governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of US issuers.

U S Government Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

US Government Security Risk. Some securities issued by US Government agencies or government sponsored enterprises are not backed by the full faith and credit of the US and may only be supported by the right of the agency or enterprise to borrow from the US Treasury. There can be no assurance that the US Government will always provide financial support to those agencies or enterprises.

Rule 144 A Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Rule 144A Securities Risk. The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision and oversight of the Board, Calamos will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund’s assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund’s adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tax Risk. The Fund may invest in certain securities, such as certain convertible securities and high yield securities, for which the federal income tax treatment may not be clear or may be subject to re-characterization by the Internal Revenue Service (“IRS”). It could be more difficult for the Fund to comply with certain federal income tax requirements applicable to regulated investment companies if the tax characterization of the Fund’s investments is not clear or if the tax treatment of the income from such investments was successfully challenged by the IRS. In addition, the tax treatment of the Fund may be affected by future interpretations of the Internal Revenue Code of 1986, as amended (the “Code”) and changes in the tax laws and regulations, all of which may apply with retroactive effect.

Contingent Liabilities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Contingent Liabilities Risk. Entering into derivative contracts in order to pursue the Fund’s various hedging strategies could require the Fund to fund cash payments in the future under certain circumstances, including an event of default or other early termination event, or the decision by a counterparty to request margin in the form of securities or other forms of collateral under the terms of the derivative contract or applicable laws. The amounts due with respect to a derivative contract would generally be equal to the unrealized loss of the open positions with the respective counterparty and could also include other fees and charges. These payments are contingent liabilities and therefore may not appear on the Fund’s balance sheet. The Fund’s ability to fund these contingent liabilities will depend on the liquidity of the Fund’s assets and access to capital at the time, and the need to fund these contingent liabilities could adversely impact the Fund’s financial condition.

Antitakeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Antitakeover Provisions. The Fund’s Agreement and Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to change the composition of its Board of Trustees. Such provisions could limit the ability of shareholders to sell their shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Fund. These provisions include staggered terms of office for the Trustees, advance notice requirements for shareholder proposals, and super-majority voting requirements for certain transactions with affiliates, converting the Fund to an open-end investment company or a merger, asset sale or similar transaction. Holders of preferred shares have voting rights in addition to and separate from the voting rights of common shareholders with respect to certain of these matters. Holders of any preferred shares, voting separately as a single class, have the right to elect at least two Trustees at all times. The holders of preferred shares or debt, if any, on the one hand, and the holders of the common shares, on the other, may have interests that conflict with each other in certain situations, including conflicts that relate to the fees and expenses of the Fund.

Loan Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Loan Risk. The Fund may invest in loans which may not be (i) rated at the time of investment, (ii) registered with the SEC or (iii) listed on a securities exchange. There may not be as much public information available regarding these loans as is available for other Fund investments, such as exchange-listed securities. As well, there may not be an active trading market for some loans, meaning they may be illiquid and more difficult to value than other more liquid securities. Settlement periods for loans are longer than for exchange-traded securities, typically ranging between 1 and 3 weeks, and in some cases much longer. There is no central clearinghouse for loan trades, and the loan market has not established enforceable settlement standards or remedies for failure to settle. Because the interest rates of floating-rate loans in which the Fund may invest may reset frequently, if market interest rates fall, the loans’ interest rates will be reset to lower levels, potentially reducing the Fund’s income. Because the adviser may wish to invest in the publicly-traded securities of an obligor, the Fund may not have access to material non-public information regarding the obligor to which other investors have access.

Covenant Lite Loans Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

“Covenant-Lite” Loans Risk. Some of the loans in which the Fund may invest may be “covenant-lite” loans, which means the loans contain fewer or no maintenance covenants than other loans and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. The Fund may experience delays in enforcing its rights on its holdings of covenant-lite loans.

Diminished Voting Power And Excess Cash Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Diminished Voting Power and Excess Cash Risk. The voting power of current shareholders will be diluted to the extent that such shareholders do not purchase shares in any future common share offerings or do not purchase sufficient shares to maintain their percentage interest. In addition, if the Fund is unable to invest the proceeds of such offering as intended, our per share distribution may decrease (or may consist of return of capital) and the Fund may not participate in market advances to the same extent as if such proceeds were fully invested as planned.

Senior Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Senior Leverage Risk. Preferred shares will be junior in liquidation and with respect to distribution rights to debt securities and any other borrowings. Senior securities representing indebtedness may constitute a substantial lien and burden on preferred shares by reason of their prior claim against the Fund’s income and against the Fund’s net assets in liquidation. The Fund may not be permitted to declare dividends or other distributions with respect to any series of preferred shares unless at such time the Fund meets applicable asset coverage requirements and the payment of principal or interest is not in default with respect to any borrowings.

Ratings And Asset Coverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Ratings and Asset Coverage Risk. To the extent that senior securities are rated, a rating does not eliminate or necessarily mitigate the risks of investing in the Fund’s senior securities, and a rating may not fully or accurately reflect all of the credit and market risks associated with that senior security. A rating agency could downgrade the rating of the Fund’s shares of preferred stock or debt securities, which may make such securities less liquid in the secondary market, though potentially with higher resulting interest rates. If a rating agency downgrades the rating assigned to a senior security, the Fund may alter its portfolio or redeem the senior security. The Fund may voluntarily redeem senior securities under certain circumstances.

Early Redemption Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Early Redemption Risk. The Fund may voluntarily redeem preferred shares or may be forced to redeem preferred shares to meet regulatory requirements and the asset coverage requirements of the preferred shares. Such redemptions may be at a time that is unfavorable to holders of the preferred shares.

Secondary Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Secondary Market Risk. The market value of exchange-listed preferred shares that the Fund may issue will be determined by factors such as the relative demand for and supply of the preferred shares in the market, general market conditions and other factors beyond the control of the Fund. It may be difficult to predict the trading patterns of preferred shares, including the effective costs of trading. There is a risk that the market for preferred shares may be thinly traded and relatively illiquid compared to the market for other types of securities.

Common Stock [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid	[8]			$ 8.80	$ 10.49	$ 12.85	$ 13.50	$ 15.27	$ 15.40	$ 14.65	$ 11.72	$ 11.57	$ 9.56	$ 6.52	$ 12.14	$ 11.68	$ 12.02	$ 11.63	$ 9.76
Highest Price or Bid	[8]			$ 12.51	$ 12.98	$ 14.80	$ 16.25	$ 17.30	$ 16.35	$ 16.26	$ 15.84	$ 12.95	$ 12.50	$ 13.50	$ 13.65	$ 12.95	$ 13.40	$ 13.44	$ 12.36
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[9]			23.81%	11.78%	12.08%	3.32%	8.60%	5.89%	2.59%	2.13%	(2.04%)	4.60%	8.35%	11.61%	12.12%	9.57%	10.07%	7.20%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[9]			(5.09%)	1.25%	(1.89%)	(1.58%)	0.00%	3.08%	(0.68%)	(3.14%)	(4.30%)	(0.31%)	(14.88%)	3.41%	2.01%	4.70%	(0.85%)	(3.75%)
Latest NAV	[10]			$ 9.59	$ 10.82	$ 11.87	$ 14.07	$ 15.82	$ 15.17	$ 15.39	$ 14.77	$ 11.99	$ 11.91	$ 9.87	$ 12.00	$ 11.60	$ 11.96	$ 12.21	$ 11.50
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 8 – Common Shares

There are unlimited common shares of beneficial interest authorized and 9,823,566 shares outstanding at October 31, 2022. Transactions in common shares were as follows:

	Year ENDED October 31, 2022	Year ENDED October 31, 2021
Beginning shares	9,396,571	8,912,295
Shares sold	403,010	463,105
Shares issued through reinvestment of distributions	23,985	21,171
Ending shares	9,823,566	9,396,571

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market.

The Fund also may offer and sell common shares from time to time at an offering price equal to or in excess of the net asset value per share of the Fund’s common shares at the time such common shares are initially sold. For the year ended October 31, 2022, the Fund sold shares that were $0.0279 in excess of net asset value at an average sales price of $12.6060.

Security Preemptive and Other Rights [Text Block]

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market.

The Fund also may offer and sell common shares from time to time at an offering price equal to or in excess of the net asset value per share of the Fund’s common shares at the time such common shares are initially sold. For the year ended October 31, 2022, the Fund sold shares that were $0.0279 in excess of net asset value at an average sales price of $12.6060.

Outstanding Securities [Table Text Block]

There are unlimited common shares of beneficial interest authorized and 9,823,566 shares outstanding at October 31, 2022. Transactions in common shares were as follows:

	Year ENDED October 31, 2022	Year ENDED October 31, 2021
Beginning shares	9,396,571	8,912,295
Shares sold	403,010	463,105
Shares issued through reinvestment of distributions	23,985	21,171
Ending shares	9,823,566	9,396,571

Outstanding Security, Held [Shares]			9,823,566
Mandatory Redeemable Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount																				$ 17,000,000	$ 17,000,000	$ 12,000,000	$ 12,000,000	$ 12,000,000	$ 12,000,000
Senior Securities Coverage per Unit	[11]																			$ 202	$ 318	$ 325	$ 314	$ 324	$ 337
Senior Securities Involuntary Liquidating Preference per Unit	[12]																			25	25	25	25	25	25
Senior Securities Average Market Value per Unit	[13]																			$ 25	$ 25	$ 25	$ 25	$ 25	$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 7 – Mandatory Redeemable Preferred Shares

The Fund issued MRPS on August 24, 2021 and September 6, 2017. On August 24, 2021, 360,000 MRPS were issued with an aggregate liquidation preference of $9.0 million. On September 6, 2017, 480,000 were issued mandatory redeemable preferred shares

(“MRPS”) with an aggregate liquidation preference of $12.0 million. Series A MRPS in the total amount of $4,000,000 redeemed at $25.01 per share on September 6, 2022. Dividends on the Series A Shares ceased accumulating on the redemption date. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into four series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at October 31, 2022.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series B	9/06/24	4.00%	160	$25	$4,000,000
Series C	9/06/27	4.24%	160	$25	$4,000,000
Series D	8/24/26	2.45%	200	$25	$5,000,000
Series E	5/24/27	2.68%	160	$25	$4,000,000
				Total	$17,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the year ended October 31, 2022, all MRPS were rated `AA-’ by Kroll Bond Rating Agency LLC (“KBRA”). If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by KBRA. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by KBRA, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

With regard to the Series A, B and C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as KBRA, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as KBRA, by application of the applicable rating agency guidelines.

With regard to Series D and E MRPS, for so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the Board of Trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Security Dividends [Text Block]

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by KBRA. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by KBRA, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

Security Voting Rights [Text Block]

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the Board of Trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Preferred Stock Restrictions, Other [Text Block]

With regard to Series D and E MRPS, for so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking

Outstanding Securities [Table Text Block]

The MRPS are divided into four series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at October 31, 2022.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series B	9/06/24	4.00%	160	$25	$4,000,000
Series C	9/06/27	4.24%	160	$25	$4,000,000
Series D	8/24/26	2.45%	200	$25	$5,000,000
Series E	5/24/27	2.68%	160	$25	$4,000,000
				Total	$17,000,000

Outstanding Security, Held [Shares]			680,000
Series B Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series B
Outstanding Security, Held [Shares]			160
Series C Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series C
Outstanding Security, Held [Shares]			160
Series D Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series D
Outstanding Security, Held [Shares]			200
Series E Mandatory Redeemable Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Series E
Outstanding Security, Held [Shares]			160
Loan [Member]
Financial Highlights [Abstract]
Senior Securities Amount																				$ 26,000,000	$ 50,500,000	$ 37,000,000	$ 38,300,000	$ 43,000,000	$ 36,000,000	$ 42,000,000	$ 44,000,000	$ 49,000,000	$ 49,000,000
Senior Securities Coverage per Unit	[14]																			$ 5,276	$ 4,281	$ 4,213	$ 3,938	$ 3,621	$ 4,490	$ 3,456	$ 3,556	$ 3,455	$ 3,513

[1]	If the securities to which this prospectus relates are sold to or through underwriters, the prospectus supplement will set forth any applicable sales load and the estimated offering expenses borne by us.
[2]	The Fund pays Calamos an annual management fee, payable monthly in arrears, for its investment management services in an amount equal to 1.00% of the Fund’s average weekly managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets attributable to common shareholders. By showing the management fee as a percentage of net assets, the management fee is not expressed as a percentage of all of the assets the Fund intends to invest. For purposes of the table, the management fee has been converted to 1.50% of the Fund’s average weekly net assets as of October 31, 2022 by dividing the total dollar amount of the management fee by the Fund’s average weekly net assets (managed assets less outstanding leverage).
[3]	Reflects interest expense paid on $8 million in average borrowings under the SSB Agreement, plus $33 million in additional average structural leverage related to certain securities lending programs, as described under “Leverage”.
[4]	Reflects estimated dividend expense on $17 million aggregate liquidation preference of mandatory redeemable preferred shares outstanding. See “Leverage”.
[5]	“Other Expenses” are based on estimated amounts for the Fund’s current fiscal year.
[6]	The example does not include sales load or estimated offering costs, which would cause the expenses shown in the example to increase. In connection with an offering of common shares, the applicable prospectus supplement will set forth an example including sales load and estimated offering costs.
[7]	Includes interest expense on the borrowings under the SSB Agreement, accrued at interest rates in effect on October 31, 2022 of 3.86%, and dividend expense on the MRP Shares.
[8]	Based on high and low closing market price per share during the respective quarter and does not reflect commissions.
[9]	Premium and discount information is shown for the days when the Fund experienced its high and low closing market prices, respectively, per share during the respective quarter.
[10]	Based on the NAV calculated on the close of business on the last business day of each calendar quarter.
[11]	Calculated by subtracting the Fund’s total liabilities (not including MRPS) from the Fund’s total assets and dividing this by the number of MRPS outstanding, and by multiplying the result by 25.
[12]	“Liquidating Preference per Preferred Share” means the amount to which a holder of preferred shares would be entitled upon the liquidation of the Fund in preference to common shareholders, expressed as a dollar amount per preferred share.
[13]	The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; and the liquidation preference approximates fair value.
[14]	Calculated by subtracting the Fund’s total liabilities (not including notes payable) from the Fund’s total assets and dividing this by the amount of notes payable outstanding, and by multiplying the result by 1,000.